OTHER NON-CURRENT LIABILITIES - Warrants and Convertible Notes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding as of the beginning of the year | shares	4,662,411	4,662,411
Cancelled | shares	(4,662,411)
Outstanding as of the ending of the year | shares		4,662,411	4,662,411
Balance as of the beginning of the year		¥ 1,374,000	¥ 0
Issuance			207,000
Change in fair value		(1,359,000)	1,152,000
Foreign currency translation adjustment		(15,000)	15,000
Balance as of the end of the year			¥ 1,374,000
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		48
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0		0
Expected term (in years) | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		1.73
Expected term (in years) | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		1.84
Risk-free interest rate per annum | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.12
Risk-free interest rate per annum | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.13